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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        03-31-03
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ William B. Frels               St. Paul, MN        5-14-03
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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                                    FORM 13F
     Mairs and Power, Inc.
     Discretionary Clients' Holdings as of 03-31-03

ITEM 1                          ITEM 2    ITEM 3       ITEM 4           ITEM 5                ITEM 6    ITEM 7      ITEM 8
                                TITLE OF               MARKET
NAME OF ISSUER                  CLASS     CUSIP        VALUE            SHARES     SH/PRN     INVSTMT   MANAGERS    VOTING
                                                                                              DISCR                 AUTHORITY
                                                                                                                    SOLE
Abbott Laboratories             COM        002824100       3,156,607        83,930 SHR        SOLE                         83,930
ADC Telecom                     COM        000886101       6,809,192     3,305,433 SHR        SOLE                      3,305,433
Agere Systems Class B           COM                           57,551        38,367 SHR        SOLE                         38,367
Alcoa                           COM        013817101         594,966        30,700 SHR        SOLE                         30,700
Allstate Corp                   COM        020002101         464,380        14,000 SHR        SOLE                         14,000
American Express                COM        025816109       1,625,645        48,921 SHR        SOLE                         48,921
American Int'l Group            COM        026874107         915,814        18,520 SHR        SOLE                         18,520
Amgen                           COM        031162100         546,725         9,500 SHR        SOLE                          9,500
Anadarko Pete Corp              COM        032511107         204,386         4,492 SHR        SOLE                          4,492
Applied Materials Inc           COM                          696,353        55,354 SHR        SOLE                         55,354
Arbitron                        COM        03875Q108         336,971        10,630 SHR        SOLE                         10,630
AT&T Wireless Group             COM        00209A106         175,778        26,633 SHR        SOLE                         26,633
Automatic Data Proc             COM        053015103         296,107         9,617 SHR        SOLE                          9,617
Bank of America Corp            COM        060505104       3,181,379        47,597 SHR        SOLE                         47,597
Bank of Hawaii                  COM        694058108       1,293,600        42,000 SHR        SOLE                         42,000
Baxter International            COM        071813109      21,869,343     1,173,248 SHR        SOLE                      1,173,248
Bemis                           COM        081437105      34,312,969       815,810 SHR        SOLE                        815,810
BMC Industries                  COM        055607105       1,352,331     1,032,314 SHR        SOLE                      1,032,314
BP PLC                          COM        055622104       6,801,217       176,243 SHR        SOLE                        176,243
Briggs & Stratton               COM        109043109         271,880         7,000 SHR        SOLE                          7,000
Bristol-Myers Squibb            COM        110122108       4,717,695       223,270 SHR        SOLE                        223,270
Burlington Northern             COM        12189T104         503,603        20,225 SHR        SOLE                         20,225
Burlington Resources            COM        122014103       5,148,898       107,921 SHR        SOLE                        107,921
Cardinal Health                 COM        14149Y108         473,140         8,305 SHR        SOLE                          8,305


ITEM 1                          ITEM 2    ITEM 3       ITEM 4           ITEM 5                ITEM 6    ITEM 7      ITEM 8
                                TITLE OF               MARKET
NAME OF ISSUER                  CLASS     CUSIP        VALUE            SHARES     SH/PRN     INVSTMT   MANAGERS    VOTING
                                                                                              DISCR                 AUTHORITY
                                                                                                                    SOLE
Ceridian                        COM        156779100      19,810,359     1,417,050 SHR        SOLE                      1,417,050
ChevronTexaco Corp              COM        166764100         930,097        14,387 SHR        SOLE                         14,387
Cisco                           COM        17275R102         402,627        31,019 SHR        SOLE                         31,019
Citigroup Inc                   COM        173034109         378,286        10,981 SHR        SOLE                         10,981
Comcast New Cl A                COM                          398,001        13,921 SHR        SOLE                         13,921
Community First Bkshr           COM        203902101       1,048,214        41,026 SHR        SOLE                         41,026
Corning                         COM        219350105      11,391,212     1,950,550 SHR        SOLE                      1,950,550
Delta Air Lines                 COM        247361108         190,852        21,444 SHR        SOLE                         21,444
Deluxe Corp                     COM        248019101       8,054,853       200,719 SHR        SOLE                        200,719
Donaldson                       COM        257651109      40,765,667     1,114,425 SHR        SOLE                      1,114,425
Ecolab Inc                      COM        278865100      29,519,213       598,403 SHR        SOLE                        598,403
EFunds Corp                     COM        28224R101      13,024,483     1,895,849 SHR        SOLE                      1,895,849
Emerson Electric                COM        291011104      33,671,401       742,479 SHR        SOLE                        742,479
Exxon Mobil Corp                COM        30231g102       3,862,767       110,523 SHR        SOLE                        110,523
Federal Natl Mtge               COM        313586109         246,435         3,771 SHR        SOLE                          3,771
First Data Corp                 COM        319963104       1,678,033        45,340 SHR        SOLE                         45,340
Fleet Boston Finan.             COM                          847,812        35,503 SHR        SOLE                         35,503
G & K Services Cl A             COM        361268105       3,746,400       156,100 SHR        SOLE                        156,100
General Binding                 COM        369154109          79,000        10,000 SHR        SOLE                         10,000
General Electric                COM        369604103      30,246,357     1,186,132 SHR        SOLE                      1,186,132
General Mills                   COM        370334104      44,205,289       970,478 SHR        SOLE                        970,478
Genuine Parts                   COM        372460105         434,768        14,250 SHR        SOLE                         14,250
Gillette Company                COM        375766102       2,249,338        72,700 SHR        SOLE                         72,700
Graco Inc                       COM        384109104      44,976,663     1,600,593 SHR        SOLE                      1,600,593
HB Fuller                       COM        359694106      32,665,527     1,412,869 SHR        SOLE                      1,412,869
Hershey                         COM        427866108         664,196        10,600 SHR        SOLE                         10,600
Home Depot                      COM        437076102       1,459,773        59,925 SHR        SOLE                         59,925


ITEM 1                          ITEM 2    ITEM 3       ITEM 4           ITEM 5                ITEM 6    ITEM 7      ITEM 8
                                TITLE OF               MARKET
NAME OF ISSUER                  CLASS     CUSIP        VALUE            SHARES     SH/PRN     INVSTMT   MANAGERS    VOTING
                                                                                              DISCR                 AUTHORITY
                                                                                                                    SOLE
Honeywell Inc                   COM        438516106      24,198,351     1,132,882 SHR        SOLE                      1,132,882
Hormel                          COM        440452100      39,706,452     1,875,600 SHR        SOLE                      1,875,600
IBM                             COM        459200101       4,482,580        57,154 SHR        SOLE                         57,154
Ingersoll Rand                  COM        456866102         393,618        10,200 SHR        SOLE                         10,200
Intel                           COM        458140100       4,121,536       253,166 SHR        SOLE                        253,166
Int'l MultiFoods Corp           COM        460043102       2,415,000       125,000 SHR        SOLE                        125,000
J.P. Morgan Chase & Co          COM        46625H100       3,870,895       163,260 SHR        SOLE                        163,260
Jefferson-Pilot                 COM        475070108         292,179         7,593 SHR        SOLE                          7,593
Johnson & Johnson               COM        478160104      42,942,362       742,049 SHR        SOLE                        742,049
Kimberly-Clark                  COM        494368103       4,829,807       106,243 SHR        SOLE                        106,243
Lucent Tech                     COM        549463107         293,458       199,631 SHR        SOLE                        199,631
Medtronic Inc                   COM        585055106      55,688,716     1,234,236 SHR        SOLE                      1,234,236
Merck & Co                      COM        589331107      27,990,811       510,968 SHR        SOLE                        510,968
Merrill Lynch                   COM        590188108         913,320        25,800 SHR        SOLE                         25,800
Microsoft                       COM        594918104       1,987,593        82,098 SHR        SOLE                         82,098
MMM Co.                         COM        88579Y101      45,606,982       350,742 SHR        SOLE                        350,742
Motorola                        COM        620076109       2,242,671       271,510 SHR        SOLE                        271,510
MTS Systems                     COM        553777103      19,387,080     1,795,100 SHR        SOLE                      1,795,100
Murphy Oil                      COM        626717102         547,708        12,400 SHR        SOLE                         12,400
Newell Rubbermaid               COM        651229106       1,369,305        48,300 SHR        SOLE                         48,300
Nokia                           COM        654902204         205,106        14,640 SHR        SOLE                         14,640
Patterson Dental                COM        703412106       4,317,420        94,000 SHR        SOLE                         94,000
Pentair Inc                     COM        709631105      32,289,468       913,422 SHR        SOLE                        913,422
Pfizer Inc                      COM        717081103      46,334,421     1,486,984 SHR        SOLE                      1,486,984
Pharmacia Corp                  COM                          319,424         7,377 SHR        SOLE                          7,377
Procter & Gamble                COM        742718109         931,997        10,466 SHR        SOLE                         10,466
Qwest Communications            COM        749121109         423,295       121,288 SHR        SOLE                        121,288


ITEM 1                          ITEM 2    ITEM 3       ITEM 4           ITEM 5                ITEM 6    ITEM 7      ITEM 8
                                TITLE OF               MARKET
NAME OF ISSUER                  CLASS     CUSIP        VALUE            SHARES     SH/PRN     INVSTMT   MANAGERS    VOTING
                                                                                              DISCR                 AUTHORITY
                                                                                                                    SOLE
Royal Dutch Petrol              COM        780257804         925,025        22,700 SHR        SOLE                         22,700
SAFECO Corp                     COM        786429100         302,491         8,650 SHR        SOLE                          8,650
SBC Communications              COM        78387G103         207,400        10,339 SHR        SOLE                         10,339
Schlumberger Ltd                COM        806857108       7,006,725       184,339 SHR        SOLE                        184,339
Service Master                  COM        81760N109         944,000        94,400 SHR        SOLE                         94,400
Sigma Aldrich                   COM        826552101         293,634         6,600 SHR        SOLE                          6,600
Sonus Networks                  COM                           79,245        35,220 SHR        SOLE                         35,220
St. Jude Medical                COM        790849103      40,195,545       824,524 SHR        SOLE                        824,524
St. Paul Cos                    COM        792860108      34,003,618     1,069,296 SHR        SOLE                      1,069,296
Sturm Ruger                     COM        864159108         210,240        24,000 SHR        SOLE                         24,000
Super Valu                      COM        868536103      25,643,200     1,654,400 SHR        SOLE                      1,654,400
Target Corp                     COM        87612E106      51,279,562     1,752,548 SHR        SOLE                      1,752,548
TCF Financial                   COM        872275102      47,069,823     1,175,570 SHR        SOLE                      1,175,570
Texas Instruments               COM        882508104         879,069        53,700 SHR        SOLE                         53,700
Toro                            COM        891092108      40,724,128       581,358 SHR        SOLE                        581,358
UnitedHealth Group              COM        910581107         793,862         8,660 SHR        SOLE                          8,660
US Bancorp                      COM        902973304      37,371,352     1,968,986 SHR        SOLE                      1,968,986
Valspar                         COM        920355104      36,472,314       891,090 SHR        SOLE                        891,090
Verizon Comm                    COM        92343v104      24,596,435       695,797 SHR        SOLE                        695,797
Wells Fargo & Co                COM        949746101      59,850,647     1,330,310 SHR        SOLE                      1,330,310
Weyerhaeuser                    COM        962166104       2,109,303        44,100 SHR        SOLE                         44,100
Wyeth                           COM        983024100       1,639,535        43,351 SHR        SOLE                         43,351
Xcel Energy Inc.                COM        98389B100       5,448,810       425,356 SHR        SOLE                        425,356
Zimmer Holdings, Inc.           COM        98956P102         298,831         6,145 SHR        SOLE                          6,145




ITEM 1                          ITEM 2    ITEM 3       ITEM 4           ITEM 5                ITEM 6    ITEM 7      ITEM 8
                                TITLE OF               MARKET
NAME OF ISSUER                  CLASS     CUSIP        VALUE            SHARES     SH/PRN     INVSTMT   MANAGERS    VOTING
COMMON STOCK SUBTOTAL                                  1,209,200,496    45,614,615                                     45,614,615

PREFERRED STOCK

Barclays Pfd. E                            06738C836         428,060        17,000 SHR        SOLE                         17,000
JP Morgan Pfd.                             46625H209         212,500         2,500 SHR        SOLE                          2,500
St. Paul Cap Pfd 7.6%                      85231F207         875,520        34,200 SHR        SOLE                         34,200


PREFERRED STOCK SUBTOTAL                                   1,516,080        53,700                                         53,700

MUTUAL FUNDS

Acorn Fund                                 53015p403         157,464        10,435 SHR        SOLE                         10,435
Dean Witter US Govt Sec                    616969200         107,523        11,426 SHR        SOLE                         11,426
Fidelity MN Muni                           316412303         256,648        22,011 SHR        SOLE                         22,011
Insured Muni Income Fund                                     304,778        21,801 SHR        SOLE                         21,801
Loomis Sayles Bond Cl I                                      176,178        15,267 SHR        SOLE                         15,267
PW Pace Gov't Sec. Fixed Incom             695740100         187,199        14,334 SHR        SOLE                         14,334
SIT Balanced Fund                                            250,942        21,935 SHR        SOLE                         21,935
SIT MN Tax Free Inc                        82979K100         651,677        63,765 SHR        SOLE                         63,765
Units Muni 406 Intermed.Inv. T                                27,872        29,557 SHR        SOLE                         29,557
Units Muni Defined Fund ser 1                                 46,473        49,022 SHR        SOLE                         49,022

MUTUAL FUND SUBTOTAL                                       2,166,753       259,553                                        259,553

GRAND TOTALS                                           1,212,883,330    45,927,868                                     45,927,868
